Derivatives Instruments (Tables)	12 Months Ended
Dec. 31, 2017
Derivatives Instruments [Abstract]
Schedule of derivative instruments
	Line Item in Statement of Operations	Year ended December 31,
		2017	2016	2015

Derivatives designated as cash flow hedging instruments :
Foreign currency derivatives	Cost of revenues	$(63)	$-	$32
Foreign currency derivatives	Sales and marketing	$(61)	$1	$60
Foreign currency derivatives	General and administrative	$(24)	$-	$32

Total expenses (income)		$(148)	$1	$124